Provisions for non-income tax risks	6 Months Ended
Jun. 30, 2025
Provisions for non-income tax risks
Provisions for non-income tax risks

20.Provisions for non-income tax risks

The provisions consist of probable tax risks of Cubic Games Studio Ltd of 998 as at June 30, 2025 and 1,233 as at December 31, 2024. The Group recognizes the indemnification asset in the same amount in its consolidated statement of financial position.

It is mainly related to the acquired company’s indirect taxes risks together with the interest and penalties accrued which could be claimed by the relevant tax authorities.